Trade and other payables: amounts falling due within one year (Tables)	6 Months Ended
Jun. 30, 2020
Within one year [member]
Statement [LineItems]
Summary of Trade and Other Payables

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Trade payables	7,279.2	9,945.7	10,112.1
Deferred income	968.7	1,377.3	1,024.6
Payments due to vendors (earnout agreements) 1	65.2	167.8	143.4
Liabilities in respect of put option agreements with vendors 1	42.9	21.4	75.7
Fair value of derivatives	2.7	4.0	1.5
Share repurchases - close period commitments 2	—	—	252.3
Other creditors and accruals	2,409.3	2,829.7	2,578.5
	10,768.0	14,345.9	14,188.1
Notes
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies .
2
During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.